UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.797936.110

ALSF-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.2%
Auto Components - 1.9%
Delphi Automotive PLC	446,000	$ 25,511
Exide Technologies (a)(e)	3,282,263	1,247
Tenneco, Inc. (a)	630,300	33,450
TRW Automotive Holdings Corp. (a)	298,400	22,413
		82,621
Automobiles - 6.3%
Ford Motor Co.	7,095,667	121,407
General Motors Co. (a)	3,454,500	127,644
General Motors Co.:
warrants 7/10/16 (a)	365,056	10,149
warrants 7/10/19 (a)	365,056	7,148
Motors Liquidation Co. GUC Trust (a)	100,812	3,659
		270,007
Diversified Consumer Services - 3.8%
Service Corp. International	8,987,869	161,872
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	297,660	17,416
Station Holdco LLC unit (h)(i)	116,342	8
		17,424
Household Durables - 1.9%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	5,976
Lennar Corp. Class A (e)	576,600	20,498
Newell Rubbermaid, Inc.	1,935,853	57,359
		83,833
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	870,093	7,335
Media - 6.5%
Cinemark Holdings, Inc.	2,129,655	69,874
Comcast Corp. Class A	3,208,166	152,645
Gray Television, Inc. (a)(f)	3,167,163	26,763
Nexstar Broadcasting Group, Inc. Class A	664,102	29,479
		278,761
Multiline Retail - 0.4%
Target Corp.	283,600	18,374
Specialty Retail - 3.8%
Asbury Automotive Group, Inc. (a)	314,878	15,130
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GameStop Corp. Class A	2,061,075	$ 112,988
Sally Beauty Holdings, Inc. (a)	1,303,600	34,311
		162,429
TOTAL CONSUMER DISCRETIONARY		1,082,656
CONSUMER STAPLES - 1.6%
Food Products - 1.4%
ConAgra Foods, Inc.	438,800	13,958
Darling International, Inc. (a)	1,983,117	46,147
		60,105
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	10,919
TOTAL CONSUMER STAPLES		71,024
ENERGY - 9.8%
Energy Equipment & Services - 3.0%
Ensco PLC Class A	90,000	5,189
Halliburton Co.	943,707	50,045
Noble Corp.	753,990	28,425
Oil States International, Inc. (a)	203,434	22,099
Schlumberger Ltd.	90,600	8,491
Transocean Ltd. (United States)	316,300	14,888
		129,137
Oil, Gas & Consumable Fuels - 6.8%
Alpha Natural Resources, Inc. (a)	5,150,437	36,053
Continental Resources, Inc. (a)(e)	384,513	43,796
Hess Corp.	633,490	51,439
HollyFrontier Corp.	1,208,529	55,665
Kodiak Oil & Gas Corp. (a)	1,639,653	21,266
Peabody Energy Corp.	677,175	13,191
Range Resources Corp.	202,800	15,354
Valero Energy Corp.	1,003,334	41,307
Western Refining, Inc. (e)	511,986	16,522
		294,593
TOTAL ENERGY		423,730
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.1%
Commercial Banks - 2.9%
CIT Group, Inc.	170,690	$ 8,220
Huntington Bancshares, Inc.	7,094,120	62,428
Regions Financial Corp.	2,739,606	26,382
SunTrust Banks, Inc.	836,400	28,136
		125,166
Consumer Finance - 1.0%
American Express Co.	515,752	42,189
Diversified Financial Services - 3.2%
Bank of America Corp.	5,896,101	82,310
Citigroup, Inc.	1,110,553	54,173
		136,483
Insurance - 1.2%
AFLAC, Inc.	530,400	34,465
Lincoln National Corp.	360,400	16,366
		50,831
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	15,440
Sabra Health Care REIT, Inc.	452,492	12,172
		27,612
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	119,300	4,908
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,672
TOTAL FINANCIALS		389,861
HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	8,034,144	93,919
Covidien PLC	286,325	18,356
		112,275
Health Care Providers & Services - 5.1%
Community Health Systems, Inc.	655,424	28,596
DaVita, Inc. (a)	606,706	34,103
HCA Holdings, Inc.	998,521	47,070
Tenet Healthcare Corp. (a)	1,742,963	82,250
Universal Health Services, Inc. Class B	317,795	25,602
		217,621
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.6%
Johnson & Johnson	127,900	$ 11,845
Merck & Co., Inc.	1,321,200	59,573
Sanofi SA sponsored ADR	745,266	39,857
		111,275
TOTAL HEALTH CARE		441,171
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	387,924	33,645
Huntington Ingalls Industries, Inc.	196,360	14,050
Textron, Inc.	497,300	14,317
		62,012
Airlines - 2.9%
Delta Air Lines, Inc.	2,920,820	77,051
Southwest Airlines Co.	478,033	8,232
U.S. Airways Group, Inc. (a)	1,236,200	27,159
United Continental Holdings, Inc. (a)	309,700	10,514
		122,956
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	580,581	31,020
Commercial Services & Supplies - 1.0%
Deluxe Corp.	692,687	32,619
Tyco International Ltd.	267,791	9,788
		42,407
Electrical Equipment - 0.9%
Emerson Electric Co.	136,500	9,141
Generac Holdings, Inc.	373,058	18,410
General Cable Corp.	365,868	12,048
		39,599
Industrial Conglomerates - 0.6%
General Electric Co.	896,117	23,424
Machinery - 1.8%
Harsco Corp.	854,076	23,812
Ingersoll-Rand PLC	605,977	40,922
Pentair Ltd.	64,254	4,311
Timken Co.	187,566	9,905
		78,950
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Navios Maritime Holdings, Inc.	1,788,039	$ 12,659
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	13,386
Trading Companies & Distributors - 0.2%
Edgen Group, Inc. Class A (a)	633,944	7,588
TOTAL INDUSTRIALS		434,001
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,982,651	44,610
Computers & Peripherals - 1.4%
EMC Corp.	1,160,700	27,938
NCR Corp. (a)	882,069	32,240
		60,178
Electronic Equipment & Components - 1.9%
Avnet, Inc.	489,587	19,437
Belden, Inc.	649,536	43,688
Corning, Inc.	605,400	10,346
Viasystems Group, Inc. (a)	441,914	6,629
		80,100
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	10,547
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(e)	1,295,308	4,326
Fairchild Semiconductor International, Inc. (a)	924,426	11,712
Freescale Semiconductor Holdings I Ltd. (a)(e)	939,600	14,507
Intersil Corp. Class A	1,177,013	13,135
Micron Technology, Inc. (a)	1,890,455	33,423
ON Semiconductor Corp. (a)	4,465,694	31,528
		108,631
Software - 1.5%
Citrix Systems, Inc. (a)	190,801	10,834
Microsoft Corp.	1,258,432	44,486
Nuance Communications, Inc. (a)	464,834	7,233
		62,553
TOTAL INFORMATION TECHNOLOGY		366,619
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 11.4%
Chemicals - 8.9%
H.B. Fuller Co.	380,376	$ 18,209
LyondellBasell Industries NV Class A	4,354,090	324,819
OMNOVA Solutions, Inc. (a)(f)	2,609,132	22,699
Phosphate Holdings, Inc. (a)	192,500	142
W.R. Grace & Co. (a)	209,004	19,157
		385,026
Containers & Packaging - 1.8%
Rock-Tenn Co. Class A	608,992	65,168
Sealed Air Corp.	378,366	11,419
		76,587
Metals & Mining - 0.0%
Ormet Corp. (a)	500,000	2
Ormet Corp. (a)(i)	150,000	1
		3
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,221,110	20,771
Neenah Paper, Inc.	231,700	9,532
		30,303
TOTAL MATERIALS		491,919
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat SA	855,300	17,440
Level 3 Communications, Inc. (a)	184,741	5,644
		23,084
UTILITIES - 3.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	12,944
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp. (a)	1,970,200	39,739
The AES Corp.	5,982,695	84,296
		124,035
TOTAL UTILITIES		136,979
TOTAL COMMON STOCKS (Cost $2,568,625)		3,861,044
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	$ 9,696
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,934	4,296
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/49 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	11,475	10,815
10.625% 7/15/17	13,962	13,962
		24,777
TOTAL CORPORATE BONDS (Cost $29,017)		29,073
Bank Loan Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Energy LLC Tranche B, term loan 4.7042% 10/10/17 (g) (Cost $3,853)	$ 4,289	$ 2,879
Money Market Funds - 11.0%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	416,004,298	416,004
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	59,505,150	59,505
TOTAL MONEY MARKET FUNDS (Cost $475,509)		475,509
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investment in repurchase agreements in a joint trading account at 0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,636)	$ 2,636	2,636
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $3,088,665)		4,380,837
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(79,351)
NET ASSETS - 100%		$ 4,301,486
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,743
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands
$2,636,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 737
Merrill Lynch, Pierce, Fenner & Smith, Inc.	513
UBS Securities LLC	1,386
$ 2,636
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 91
Fidelity Securities Lending Cash Central Fund	43
Total	$ 134
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 24,736	$ -	$ -	$ -	$ 26,763
OMNOVA Solutions, Inc.	21,030	-	-	-	22,699
Total	$ 45,766	$ -	$ -	$ -	$ 49,462
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,082,656	$ 1,082,648	$ -	$ 8
Consumer Staples	71,024	71,024	-	-
Energy	423,730	423,730	-	-
Financials	399,557	399,557	-	-
Health Care	441,171	441,171	-	-
Industrials	434,001	434,001	-	-
Information Technology	366,619	366,619	-	-
Materials	491,919	491,919	-	-
Telecommunication Services	23,084	23,084	-	-
Utilities	136,979	136,979	-	-
Corporate Bonds	29,073	-	29,073	-
Bank Loan Obligations	2,879	-	2,879	-
Money Market Funds	475,509	475,509	-	-
Cash Equivalents	2,636	-	2,636	-
Total Investments in Securities:	$ 4,380,837	$ 4,346,241	$ 34,588	$ 8
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,086,808,000. Net unrealized appreciation aggregated $1,294,029,000, of which $1,435,699,000 related to appreciated investment securities and $141,670,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013